Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue

5. Revenue

	How Mine		Total
	Six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Gold sales	$50,788	36,360	50,788	36,360
Silver sales	48	23	48	23
Revenue recognized at a point in time	$50,836	36,383	50,836	36,383

Total ounces of gold sold	11,357	12,226	11,357	12,226
Net work in progress (oz)	256	447	256	447
Gold produced (oz)	11,373	12,741	11,373	12,741
Tonnes milled (kt)	233	236	233	236
Grade (g/t)	1.7	1.9	1.7	1.9
Recovery (%)	88	89	88	89
Net realized gold price(1) ($/oz)	$4,195	2,827	4,195	2,827

(1)	Net realized gold price is after the deduction of royalties.